13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment
[ ]; Amendment Number: This Amendment:
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Atlantic Investment Company
Address:  3050 Peachtree Road, Suite 200
          Atlanta, Georgia 30305

Form 13F File Number:                          28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Malon W. Courts
Title: Partner
Phone: 404.614.6183

Malon W. Courts                   Atlanta, GA            10/29/2010
--------------------          ------------------       ---------------
Signature                        City     State             Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:         100,118

List of Other Included Managers:                   None

                                                       MKT VAL            INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                TITLE OF CLASS    CUSIP    (X $1000)  SHARES   DISCRETION  MNGRS    SOLE     SHARED  NONE
--------------------------------------------------------------------------------------------------------------------
B & G FOODS INC NEW CL A   CL A          05508r106        246     22500                                         22500
BANK OF AMERICA CORP       COM            60505104        759     57894                                         57894
BIOCLINICA INC             COM           09071b100        969    254895                          254895
BP PRUDHOE BAY RTY T UBI   UNIT BEN INT   55630107        207      2000                                          2000
CDC CORP SHS A NEW         CL A          g20221106         70     16665                                         16665
CHESAPEAKE ENERGY CORP     COM           165167107      2,227    102930                           70000         32930
CISCO SYSTEMS INC    COM   COM           17275r102      1,649     75305                           41000         34305
COEUR D'ALENE MINES CORP   COM NEW       192108504     12,064    602616                          493251        109365
COGENT INC                 COM           19239y108     28,032   2646746                         2053351        593395
COUSINS PROPS INC REIT     COM           222795106     13,266   1857938                         1857938
DNP SELECT INCOME FD INC   COM           23325p104        220     22400                                         22400
EXXON MOBIL CORP     COM   COM           30231g102      1,249     20208                           18000          2208
FIRST TR BK CHARLOTTE NC   COM           33732n105        191     41500                                         41500
FLIR SYSTEMS INC           COM           302445101      1,745     65000                           65000
GOLDMAN SACHS GROUP INC    COM           38141g104      1,446     10000                           10000
HECLA MINING CO            COM           422704106      6,721   1010035                          725000        285035
ISHARES SILVER TRUST       ISHARES       46428Q109      6,699    290000                          290000
L-3 COMMNCTNS HLDGS        COM           502424104      3,580     50255                           40500          9755
LINN ENERGY LLC-UNITS      COM UNITS     536020100      3,946    120000                          120000
MEDIDATA SOLUTIONS INC     COM           58471a105      1,966    102420                                        102420
ORACLE CORP $0.01    DEL   COM           68389x105        815     30355                                         30355
PENN VIRGINIA GP HOLDINGS  COM           70788p105        315     13800                                         13800
RAYTHEON CO DELAWARE NEW   COM NEW       755111507      4,368     94170                           79000         15170
THORATEC CORP              COM NEW       885175307      4,045    114465                           95000         19465
UNITED ONLINE INC          COM           911268100      2,813    491840                                        491840
YAHOO INC                  COM           984332106        510     35995                                         35995